[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

September 12, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc. (Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”), we are transmitting Post-Effective Amendment No. 119 and Amendment No. 119 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Real Asset Income Fund, a series of the Registrant, and is being filed pursuant to Rule 485(b) under the Securities Act. It is proposed that this Amendment will become immediately effective. We believe that the Amendment does not contain disclosure that would render it ineligible under Rule 485(b) of the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

       Morrison C. Warren

Enclosure